Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 6,281	$ 4,130	$ 2,517
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	2,168	3,085	3,580
Investment securities (gains) losses, net	(610)	173	(11)
Depreciation and amortization	929	731	740
Amortization of premium and discount on investment securities	930	451	6
Amortization of deferred loan fees, net	(188)	(170)	(58)
Origination of loans held for sale	(1,084)
Proceeds from sale of loans held for sale	1,169
Gains on sale of loans	(85)
Earnings on bank-owned life insurance	(279)	(278)	(273)
Deferred income taxes	2	(97)	(777)
Stock-based compensation expense	32	59
Loss on other real estate owned	258	497	783
Decrease (increase) in accrued interest receivable	71	25	(847)
Decrease in accrued interest payable	(153)	(145)	(115)
Decrease in prepaid federal deposit insurance	486	707	727
Other, net	355	(22)	(538)
Net cash provided by operating activities	10,282	9,146	5,734
Investment securities available for sale:
Proceeds from repayments and maturities	50,919	69,264	42,815
Proceeds from sale of securities	32,985	24,127	5,874
Purchases	(83,431)	(80,078)	(113,860)
Increase in loans, net	(8,435)	(32,956)	(22,992)
Proceeds from the sale of other real estate owned	954	866	932
Purchase of premises and equipment	(997)	(583)	(327)
Net cash used for investing activities	(8,005)	(19,360)	(87,558)
FINANCING ACTIVITIES
Net increase in deposits	12,373	15,711	78,145
(Decrease) increase in short-term borrowings, net	(854)	(240)	832
Repayment of other borrowings	(3,861)	(2,490)	(6,544)
Common stock issued	2,329	2,210
Proceeds from dividend reinvestment and purchase plan	694	542	510
Cash dividends	(2,002)	(1,764)	(1,637)
Net cash provided by financing activities	8,679	13,969	71,306
Increase (decrease) in cash and cash equivalents	10,956	3,755	(10,518)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	34,390	30,635	41,153
CASH AND CASH EQUIVALENTS AT END OF YEAR	45,346	34,390	30,635
Cash paid during the year for:
Interest on deposits and borrowings	6,600	8,797	11,060
Income taxes	1,550	615	850
Non-cash investing transactions:
Transfers from loans to other real estate owned	862	1,257	2,110
Loans to facilitate the sale of other real estate owned			$ 257